Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Expected taxation at PRC statutory tax rate	$ (14,019,992)	$ 1,885,374	$ (3,334,633)
Effect of differing tax rates in different jurisdictions	1,747,697	650,434	(81,257)
Effect of PRC preferential tax rates	824,614	(2,471,114)	790,053
Non-taxable income	(1,099,545)	(898,290)	(1,984,855)
Non-deductible expenses	4,276,153	3,830,387	2,315,146
Research and development super-deduction	(1,607,398)	(1,516,020)	(1,672,428)
(Over) Under-accrued EIT for previous years	62,068	(431)	(538,545)
Addition to valuation allowance	3,882,744	467,366	2,800,862
Foreign tax credit		(70,708)	(84,045)
Other (including intercompany transaction )	804,268	(74,094)	1,302,192
Income tax expense (benefit)	$ (5,129,391)	$ 1,802,904	$ (487,510)